Significant Accounting Policies (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Significant Accounting Policies
Low value assets	€ 1
Minimum
Significant Accounting Policies
Lease term	2 years
Maximum
Significant Accounting Policies
Lease term	9 years